Other Financial Assets At Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2018
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Other Financial Assets At Fair Value Through Profit Or Loss

13. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	Group
	2018 £m		2017 £m
Loans and advances to customers:
Loans to housing associations	13		1,034
Other loans	81		515

	94		1,549
Debt securities	3,251		547
Equity securities	—		—
Reverse repurchase agreements – non trading	2,272		—

	5,617	(1)	2,096

(1)

For the Santander UK group, this comprises £1,095m of financial assets designated at FVTPL and £4,522m of financial assets mandatorily at FVTPL. For the Company, this comprises £1,095m of financial assets designated at FVTPL and £4,380m of financial assets mandatorily at FVTPL.

Loans and advances to customers principally represented other loans, being a portfolio of roll-up mortgages and associated receivables that is managed, and has its performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management. Since 2009, the Santander UK group’s policy has been not to designate similar new loans at fair value through profit or loss. The associated receivables were transferred outside the Santander UK group as part of the sale of the share capital of ANTS by Santander UK plc to Santander UK Group Holding plc. For more, see Note 21.

As part of the establishment of credit protection vehicles sponsored by Santander UK, we retained £3,053m of senior tranches of credit linked notes, classified as debt securities in the table above. These vehicles provide credit protection on reference portfolios of Santander UK group loans with junior notes sold to external investors. As these notes do not have SPPI characteristics they are mandatorily held at fair value. These credit linked notes are valued using the same parameters as the related collateral and financial guarantees described in Note 24, such that changes in their respective valuations are offset exactly, and there is no charge or credit to the income statement. For more, see ‘Credit protection entities’ in Note 21.

The net (loss)/gain in the year attributable to changes in credit risk for loans and advances at fair value through profit or loss was £(1m) (2017: £49m, 2016: £40m). The cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss at 31 December 2018 was £2m (2017: £120m).